INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Summary of Profit or Loss and Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments accounted for using equity method [line items]
Net revenue	R$ 43,950,742	R$ 39,468,497	R$ 39,322,786
Income before taxes	(5,245,119)	5,113,751	2,652,625
Income tax and social contribution	(3,190,522)	(274,426)	118,404
Income for the year	(8,161,766)	4,884,744	2,820,875
Other comprehensive income	250,775	(344,957)	993,684
Total comprehensive income for the year	(7,910,991)	4,539,787	3,814,559
Comprehensive income attributable to non-controlling shareholders	1,261,274	3,698,617	1,549,372
Dividends paid			1,237,779
Cosan Dez [member]
Disclosure of investments accounted for using equity method [line items]
Net revenue
Income before taxes	1,556,754	1,396,633	63,578
Income tax and social contribution	(15,863)	(2,301)
Income for the year	1,540,891	1,394,332	63,578
Other comprehensive income	(122,246)	1,957
Total comprehensive income for the year	1,418,645	1,396,289	63,578
Comprehensive income attributable to non-controlling shareholders	(34,229)	454	14,965
Dividends paid	1,667,187	372,772
Cosan Nove [member]
Disclosure of investments accounted for using equity method [line items]
Net revenue
Income before taxes	(1,078,773)	1,005,640	194,522
Income tax and social contribution	(271)	(5,892)
Income for the year	(1,079,044)	999,748	194,522
Other comprehensive income	76,229	(54,731)
Total comprehensive income for the year	(1,002,815)	945,017	194,522
Comprehensive income attributable to non-controlling shareholders	25,796	(14,728)	52,353
Dividends paid		571,261
Moove [member]
Disclosure of investments accounted for using equity method [line items]
Net revenue			3,842,981
Income before taxes	394,309	207,982	485,729
Income tax and social contribution			11,665
Income for the year	394,309	207,982	497,394
Other comprehensive income	86,760	(262,473)
Total comprehensive income for the year	481,069	(54,491)	497,394
Comprehensive income attributable to non-controlling shareholders	26,028	(78,742)	149,218
Dividends paid	900,000		150,000
Rumo S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Net revenue	1,064,286	1,013,446	984,597
Income before taxes	(863,209)	769,233	633,164
Income tax and social contribution	(96,038)	(49,569)	(118,224)
Income for the year	(959,247)	719,664	514,940
Other comprehensive income	1,300	1,011	2,961
Total comprehensive income for the year	(957,947)	720,675	517,901
Comprehensive income attributable to non-controlling shareholders	904	704	360,776
Dividends paid	170,817	122,231	35,733
Radar [Member]
Disclosure of investments accounted for using equity method [line items]
Net revenue	1,441,809	743,411	834,616
Income before taxes	1,936,036	2,820,202	1,556,155
Income tax and social contribution	(130,285)	(147,636)	(74,915)
Income for the year	1,805,751	2,672,566	1,481,240
Other comprehensive income
Total comprehensive income for the year	1,805,751	2,672,566	1,481,240
Comprehensive income attributable to non-controlling shareholders
Dividends paid	R$ 917,530	R$ 530,576	R$ 948,967